CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 207,438	$ 284,643
Term deposits	550,000	702,680
Short-term investments	147,045	53,393
Accounts and notes receivable (net of allowances of $224 and $556 as of December 31, 2011 and 2012, respectively)	18,402	14,911
Prepaid expenses and other current assets	29,591	59,389
Amounts due from related parties	258	573
Deferred tax assets-current		1,381
Total current assets	952,734	1,116,970
Equipment, net	32,355	22,301
Intangible assets, net	26,820	28,086
Goodwill	59,673	58,998
Long-term investments	107,597	50,300
Other non-current assets	22,634	1,353
TOTAL ASSETS	1,201,813	1,278,008
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $19,522 and $36,454 as of December 31, 2011 and 2012, respectively)	36,743	20,381
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIEs without recourse to Renren Inc. of $24,999 and $36,892 as of December 31, 2011 and 2012, respectively)	41,608	31,108
Amount due to a related party (including amount due to a related party of the consolidated VIEs without recourse to Renren Inc. of $51 and $77 as of December 31, 2011 and 2012, respectively)	77	51
Deferred revenue and advance from customers (including deferred revenue and advance from customers of the consolidated VIEs without recourse to Renren Inc. of $6,632 and $10,419 as of December 31, 2011 and 2012, respectively	10,668	7,441
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $1,506 and $1,023 as of December 31, 2011 and 2012, respectively)	1,023	1,506
Total current liabilities	90,119	60,487
Deferred tax liabilities-noncurrent	6,564	6,976
TOTAL LIABILITIES	96,683	67,463
Commitments (Note 27)
Equity:
Treasury shares, at cost (18,267,684 as of December 31, 2011)		(25,597)
Additional paid in capital	1,319,044	1,407,059
Subscription receivable	(229)
Accumulated deficit	(261,459)	(183,228)
Statutory reserves	6,712	3,507
Accumulated other comprehensive income	39,714	7,334
Total shareholders' equity	1,104,915	1,210,245
Noncontrolling interest	215	300
Equity	1,105,130	1,210,545
TOTAL LIABILITIES AND EQUITY	1,201,813	1,278,008
Class A ordinary shares
Equity:
Ordinary shares	730	771
Class B ordinary shares
Equity:
Ordinary shares	$ 403	$ 399